Equity and debt investments at fair value through OCI and other short/long-term investments - Additional Information (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of equity investments at fair value through other comprehensive income and other short-term investments [line items]
Dividends received	$ 2,628,600	$ 2,122,826	$ 1,773,336
Fair value of long term debt instruments designated as measured at fair value through other comprehensive income	6,894,757	4,540,344
Investments accounted for using equity method Koninklijke KPN [member]
Disclosure of equity investments at fair value through other comprehensive income and other short-term investments [line items]
Other short-term investments	15,026	62,940
Changes in fair value of investment	4,560,869	(1,952,414)
Dividends received	2,628,600	2,119,668	$ 1,742,242
Investments accounted for using equity method in Verizon [Member]
Disclosure of equity investments at fair value through other comprehensive income and other short-term investments [line items]
Equity investment	61,600,578
Equity and other short term investments [member] | Investments accounted for using equity method Koninklijke KPN [member]
Disclosure of equity investments at fair value through other comprehensive income and other short-term investments [line items]
Equity investments at fair value through other comprehensive income (OCI)	$ 56,087,598	$ 50,033,111